Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator U.S. Equity Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $527.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Innovator U.S. Equity Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $615.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $479.91 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)